RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 2,328,928	$ 2,104,416
Amounts due to related parties	1,677,543	1,828,412
Advertising service revenue and equipment revenue	(2,242,573)	(747,550)	(219,918)
Advertising equipment purchases (sales), net	(2,242,573)	(747,550)	(219,918)
Advertising equipment purchases from related parties	648,935	693,614
Broadcasting service and other services received	8,393,864	9,822,584	15,745,255
Chengdu Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties	332,253	437,773
Advertising equipment purchases (sales), net		(564)
Broadcasting service and other services received	1,859,950	2,018,325	1,930,094
Changzhou Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	52,271	43,665
DMG Chongqing
RELATED PARTY TRANSACTIONS
Amounts due from related parties	799,613	447,679
Advertising equipment purchases (sales), net	(1,139,078)	(746,587)
Broadcasting service and other services received	387,798	286,665
Dalian Mobile
RELATED PARTY TRANSACTIONS
Broadcasting service and other services received	770,964	1,536,657	1,511,008
Eastlong Huatong
RELATED PARTY TRANSACTIONS
Amounts due from related parties		325,632
Amounts due to related parties	78,633
Broadcasting service and other services received	300,791
Guangtong Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties	457,121	197,981
Broadcasting service and other services received	1,323,535	1,229,301	1,107,789
Haerbin Mobile
RELATED PARTY TRANSACTIONS
Broadcasting service and other services received			3,990
Henan Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	72,827
Amounts due to related parties		36,963
Broadcasting service and other services received	556,960	374,435	355,111
Hubei Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	217,212	253,751
Advertising equipment purchases (sales), net	(1,102)	(399)
Broadcasting service and other services received	1,303,298	1,132,080	987,133
Jilin Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	109,662	272,749
Advertising equipment purchases (sales), net	(226)
Broadcasting service and other services received	602,118	578,175	537,920
Ningbo Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	310,913	103,126
Advertising equipment purchases (sales), net	(296,040)
Broadcasting service and other services received	761,977	1,363,903	1,380,029
Shenzhen Deshan
RELATED PARTY TRANSACTIONS
Advertising equipment purchases (sales), net	(806,127)
Shenzhen Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	23,926	39,073
Advertising equipment purchases (sales), net			(219,918)
Broadcasting service and other services received			7,157,504
Shenzhen Media
RELATED PARTY TRANSACTIONS
Amounts due from related parties	45,200
Zhiye
RELATED PARTY TRANSACTIONS
Amounts due to related parties	21,352	7,669
Rental expense	340,556	303,269	216,317
Qiye
RELATED PARTY TRANSACTIONS
Amounts due to related parties	1,035
Suzhou Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties	64,235	446,615
Broadcasting service and other services received	526,473	1,303,043	774,677
Zhongguanguoji
RELATED PARTY TRANSACTIONS
Amounts due to related parties	719,089	697,326
Director and management of the Company
RELATED PARTY TRANSACTIONS
Amounts due from related parties	697,304	600,226
A noncontrolling shareholder
RELATED PARTY TRANSACTIONS
Amounts due from related parties		18,515
Champs Elysees Management
RELATED PARTY TRANSACTIONS
Amounts due to related parties	3,825	4,085
Office decoration charges	4,446	324,444	195,788
Property management fees and utility expenses	$ 53,355	$ 48,274	$ 29,172